Summary of Significant Accounting Policies - Fair Value of Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022
Summary of Significant Accounting Policies
Fair Value	$ 0
US Treasury Securities [Member]
Summary of Significant Accounting Policies
Amortized cost		$ 25,962
Gross Unrealized Gains		2,177
Effect of Foreign Currency Translation		(2,140)
Fair Value		25,999
US Treasury Securities [Member] | MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Amortized cost		25,962
Gross Unrealized Gains		2,177
Effect of Foreign Currency Translation		(2,140)
Fair Value		$ 25,999